Intangible assets and goodwill - Goodwill (Details) € in Thousands	12 Months Ended
	Jun. 30, 2024 EUR (€) item	Jun. 30, 2023 EUR (€)	Oct. 31, 2014	Oct. 09, 2014
Disclosure of information for cash-generating units
Business combination of during period | item	0
Cash-generating units | item	2
Goodwill	€ 138,892	€ 138,892
Cash flow forecast measurement period	5 years
Mytheresa.com GmbH
Disclosure of information for cash-generating units
Percentage of voting interests acquired				100.00%
Theresa Warenvertrieb GmbH
Disclosure of information for cash-generating units
Percentage of voting interests acquired			100.00%
Goodwill
Disclosure of information for cash-generating units
Cash flow forecast measurement period	5 years
Terminal growth rate	2.00%	2.00%
Period of measurement of revenue growth rate	5 years
Risk-free interest rate	2.50%	2.50%
Market risk premium	7.00%	7.00%
Online
Disclosure of information for cash-generating units
Goodwill	€ 137,933
Online | Goodwill
Disclosure of information for cash-generating units
Budgeted revenue growth rate (CAGR for the next five years)	14.33%	17.42%
EBITDA margin in Terminal value	7.50%	7.80%
Terminal growth rate	2.00%	2.00%
Discount rate	12.20%	13.80%
Amount by which unit's recoverable amount exceeds its carrying amount	€ 205,000	€ 263,000
Retail Store
Disclosure of information for cash-generating units
Goodwill	€ 959
Retail Store | Goodwill
Disclosure of information for cash-generating units
Budgeted revenue growth rate (CAGR for the next five years)	2.20%	1.65%
EBITDA margin in Terminal value	32.90%	32.90%
Terminal growth rate	2.00%	2.00%
Discount rate	12.00%	12.60%